LONG-TERM INVESTMENTS - Statements of financial position - Other Information (Details) Rp / shares in Units, $ in Millions, Rp in Billions					12 Months Ended
	Jun. 19, 2019 IDR (Rp)	Jan. 21, 2019 IDR (Rp) shares	Sep. 18, 2014 IDR (Rp)	Apr. 29, 2014 IDR (Rp)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp) Rp / shares	Dec. 31, 2019 IDR (Rp) Rp / shares shares	Feb. 22, 2019 shares	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2013
LONG-TERM INVESTMENTS
Assets					$ 16,931		Rp 205,900	Rp 235,057
Liabilities					$ (8,488)		Rp (88,894)	(117,833)
Proportionate share of net assets percentage					24.00%	24.00%	24.00%
Impairment of long term investment in associated companies					$ (84)	Rp (1,172)
Carrying amount of long-term investment							Rp 1,953	Rp 1,210		Rp 1,839
Shares acquired | shares					2,499			2,499
Percentage of ownership interest sold	67.00%
Increase of issued and fully paid capital	Rp 395
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership					15.67%	15.67%
Indonusa
LONG-TERM INVESTMENTS
Increase of issued and fully paid capital				Rp 80
Metra | Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership					4.33%	4.33%
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership					24.00%	24.00%	24.00%
Purchase of interest in associates			Rp 1,395
Fair value of the investment							Rp 1,649	Rp 526
Price per share | Rp / shares							Rp 940	Rp 300
Assets							Rp 8,507	Rp 8,943
Liabilities							(4,528)	(4,565)
Equity (deficit)							3,979	4,378
Group's proportionate share of net assets (24.00% in 2018 and 2019)							955	1,051
Goodwill							647	647
Impairment of long term investment in associated companies						Rp (1,172)
Carrying amount of long-term investment							Rp 1,602	526		1,539
Purchase of interests in investments accounted for using equity method			Rp 1,395
Percentage of ownership interest acquired			25.00%
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership					20.00%	20.00%	20.00%
Equity (deficit)							Rp (110)	(64)
Carrying amount of long-term investment							Rp 210	210		221
Percentage of ownership interest sold											80.00%
Teltranet
LONG-TERM INVESTMENTS
Percentage of ownership					51.00%	51.00%	51.00%
Equity (deficit)							Rp (22)	(57)
Carrying amount of long-term investment							0	11		Rp 18
Others
LONG-TERM INVESTMENTS
Equity (deficit)							(1,703)	(1,548)
Carrying amount of long-term investment							Rp 83	75
Cumulative unrecognized share of losses								Rp 480
Finarya
LONG-TERM INVESTMENTS
Percentage of ownership		100.00%			26.58%	26.58%
Purchase of interest in associates		Rp 150
Initial investment		25
Purchase of interests in investments accounted for using equity method		Rp 150
Shares acquired | shares		2,499							14,974
Number of shares in entity held by entity or by its subsidiaries or associates | shares					48,530			48,530